Cover	Mar. 30, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 30, 2026
Entity File Number	001-37704
Entity Registrant Name	DARIOHEALTH CORP.
Entity Central Index Key	0001533998
Entity Tax Identification Number	45-2973162
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	322 W 57th St.
Entity Address, Address Line Two	#33B,
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	972
Local Phone Number	4-770-6377
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	DRIO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false